Merger	6 Months Ended
Jun. 30, 2024
Merger [Abstract]
Merger
3.
Merger

On March 28, 2024, the Company completed its planned Merger with Legacy Zapata, pursuant to which Legacy Zapata became a wholly owned subsidiary of the Company.

In connection with the Merger, AAC filed an application for deregistration with the Cayman Islands Registrar of Companies and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the state of Delaware, under which AAC was domesticated and continues as a Delaware corporation (the “Domestication”), changing its name to Zapata Computing Holdings Inc. At the effective time of the Domestication, existing holders of ordinary shares of AAC received 7,596,206 shares of the Company’s common stock in exchange for their Class A and Class B ordinary shares held immediately prior to the consummation of the Merger.

With the Closing of the Merger, holders of shares of Legacy Zapata common stock and Legacy Zapata Convertible Preferred Stock received an aggregate of 17,696,425 shares of the Company’s common stock, and holders of Legacy Zapata Options received options to purchase an aggregate of 3,016,409 shares of the Company’s common stock, determined by giving effect of the Exchange Ratio of 0.9141.

For accounting purposes, the Merger was accounted for as a reverse recapitalization whereby Legacy Zapata was treated as the accounting acquirer and AAC was treated as the acquired company. This determination was primarily based on the following factors: (i) Legacy Zapata’s existing stockholders had the majority of the voting interest in the combined entity with an approximate 63% voting interest; (ii) the combined company’s board of directors consisted of seven board members with one board member designated by AAC, and each of the remaining six board members were members of the board of directors of Legacy Zapata and one additional independent board member; (iii) Legacy Zapata’s senior management comprised all the senior management of the combined company; and (iv) Legacy Zapata’s existing operations comprised the ongoing operations of the combined company. In accordance with guidance applicable to these circumstances, the Merger was treated as the equivalent of Legacy Zapata issuing stock for the net assets of AAC, accompanied by a recapitalization. The net assets of AAC were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger were those of Legacy Zapata.

On April 1, 2024, in connection with the consummation of the Merger, the Company’s common stock was listed on the Nasdaq Global Market, and the Public Warrants and the Private Placement Warrants were listed on the Nasdaq Capital Market, under the new trading symbols “ZPTA” and “ZPTAW,” respectively. Costs paid by the Company directly attributable to the Merger were $7,058 and were treated as issuance costs and netted against additional paid-in-capital in the condensed consolidated balance sheet of the Company. Additionally, upon the consummation of the Merger, the holders of certain outstanding Senior Secured Notes elected to convert the principal of their notes and accrued interest thereon into 3,257,876 shares of the Company’s common stock (856,202 shares to related parties) in accordance with their terms, at a conversion price of $4.50 per share. Aggregate principal and accrued interest of $2,081 on the Senior Secured Notes remains outstanding as of June 30, 2024.

In connection with the Closing of the Merger, the following events occurred as discussed in more detail below:

Unvested Shares

In contemplation of the Merger, AAC, Legacy Zapata, the Sponsor, the Sponsor Co-Investor and certain directors entered into a sponsor support agreement. AAC’s Sponsor, the Sponsor Co-Investor, key stockholders of the Sponsors and directors owned an aggregate of 5,750,000 Class B ordinary shares of AAC (the “Sponsor Shares”), of which 1,423,500 shares of Class B ordinary shares were subject to certain vesting and forfeiture provisions as described in the sponsor support agreement. At the Closing of the Merger, 1,129,630 Sponsor Shares were determined to be unvested and are subject to forfeiture (the “Unvested Shares”) (see Note 12).

Purchase Agreement with Lincoln Park

On December 19, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park, pursuant to which Lincoln Park has agreed to purchase from the Company, at the option of the Company, an aggregate of up to $75,000 of the Company’s common stock from time to time over a 36-month period following the Commencement Date, subject to certain limitations contained in the Purchase Agreement including, but not limited to, the filing and effectiveness of a registration statement (the “Lincoln Park Registration Statement”). In accordance with the Purchase Agreement, the Company was required to pay Lincoln Park a commitment fee of $1,688 (the “Commitment Fee”) as follows: (i) on the business day prior to the filing of the Lincoln

Park Registration Statement, $563 in shares of common stock and (ii) the Company could elect to pay the remaining $1,125 amount of the Commitment Fee in either cash or shares of the Company’s common stock, with any shares issuable on the business day prior to the filing of the Lincoln Park Registration Statement and any cash due within 90 days of the Closing Date. Shares issued as payment for the Commitment Fee are referred to herein as the “Commitment Shares”.

On April 11, 2024, the Company issued 712,025 shares of common stock to Lincoln Park as consideration for the Commitment Fee at an effective price of $2.37 per share. As of June 30, 2024, the Company has issued 5,419,287 shares of its common stock to Lincoln Park for aggregate proceeds of $5,300 (excluding the Commitment Fee shares).

Forward Purchase Agreement

On March 25, 2024, the Company entered into the Forward Purchase Agreement with Sandia, pursuant to which Sandia purchased, prior to the Closing, 1,000,000 shares of AAC’s Class A Ordinary Shares from third parties through a broker in the open market (the “Recycled Shares”) and, concurrently with the Closing, 500,000 shares of the Company’s common stock at a purchase price of $10.99 per share (the “Additional Shares”). Pursuant to the Forward Purchase Agreement, at the Closing, the Company prepaid to Sandia (the “Prepayment”), (i) with respect to the Recycled Shares, with proceeds from the trust account, a cash amount equal to the (x) product of the number Recycled Shares and (y) $10.99 per share and, (ii) with respect to the Additional Shares, a per share amount equal to $10.99 per share netted against the proceeds from the Additional Shares received from Sandia. In the case of the Recycled Shares, the Prepayment was paid with proceeds from the trust account at the Closing of the Merger. The Prepayment for Additional Shares was netted against the proceeds that Sandia was to pay for the purchase of such Additional Shares, resulting in no cash received or paid for the share issuance (see Note 7).

Advisory Agreements

On July 4, 2023, AAC entered into an engagement letter with a third party, pursuant to which the third party acted as a capital markets advisor to AAC in connection with the Merger. AAC agreed to pay the third party a fee of (i) $500 in cash payable upon the Closing of the Merger, plus (ii) $1,000 in shares of the Company’s common stock, payable 180 days after the Closing of the Merger plus (iii) $1,000 payable in either cash or shares of the Company’s common stock, payable 270 calendar days following the completion of the Merger. On March 25, 2024, AAC and the third party entered into an amendment to the engagement letter to settle the fee arrangement, such that there is no remaining obligation following the Merger.

On September 13, 2023, the Company entered into an agreement with an additional third party for advisory services to be provided in connection with the Merger. In March 2024, the payment terms of the agreement were amended to provide for a fee of $1,250, to be paid by the issuance of a Senior Secured Note with a principal amount of $1,000 and the remaining $250 in six monthly installments in cash of $42 per month commencing on May 15, 2024. During the six months ended June 30, 2024 the Company paid $84 to the third party.

The Senior Secured Note issued to the third party was a modified award issued subsequent to the initial date of grant (see Note 3). The incremental fair value of the Senior Secured Note from the award modification was recorded as a Loss on issuance of senior secured notes within Total other expense, net in the condensed consolidated statements of operations and comprehensive loss. The Senior Secured Note issued to the third party has the same terms as the Senior Secured Notes issued to other noteholders. The third party did not convert the Senior Secured Note into shares of the Company’s common stock upon the Closing of the Merger, and the Senior Secured Note remained outstanding at June 30, 2024.

On February 9, 2024, AAC and the Company entered into a capital markets advisory agreement with a third party pursuant to which the Company agreed to pay the third party i) $300 for capital markets advisory services provided related to the Merger, and ii) $150 for services provided related to the benefit of the holders of AAC and Zapata securities. On March 27, 2024, AAC and the Company also agreed to issue to the third party a Senior Secured Note in the principal aggregate amount of $150 immediately prior to the Closing of the Merger in exchange for additional capital markets advisory services provided in connection with the Merger. This Senior Secured Note was then converted into 33,333 shares of the Company’s common stock at the Closing of the Merger. The Company recorded a reduction of $450 in additional paid-in capital on its condensed consolidated balance sheet as a transaction cost in connection with the capital markets advisory services provided. During the six months ended June 30, 2024, in connection with the 33,333 shares issued for the additional services, the Company recognized $150 in general and administrative expense in the condensed consolidated statements of operations and comprehensive loss.

On February 9, 2024, the Company entered into an engagement letter with an additional third party, as amended on February 27, 2024, pursuant to which the third party acted as a capital markets advisor to the Company in connection with the Merger. The Company agreed to pay the third party a non-refundable cash fee of $1,800, payable by the Company in monthly payments of $113 commencing on the earlier of May 31, 2024 or the effectiveness of the Lincoln Park Registration Statement until the full advisory fee of $1,800 has been paid (the “Term”), with $300 of such payment waivable if the Company voluntarily prepays $1,500 to the third party prior to December 31, 2024. The Lincoln Park Registration Statement was declared effective on April 18, 2024. Notwithstanding the foregoing, the Company will pay the full $1,800 upon consummation of a financing transaction with proceeds of $15,000 or more (not including sales under the Purchase Agreement or similar financing) during the Term. Upon the Closing of the Merger, the Company recognized $1,800 as transaction costs, which recorded as a reduction in additional paid-in capital. The Company also recorded an obligation of $1,575 to the third party in accrued expenses and other current liabilities within the condensed consolidated balance sheet as of June 30, 2024. During the six months ended June 30, 2024, the Company paid $226 to the third party.

In March 2024, the Company entered into a placement agent agreement to retain an additional third party for the purpose of raising up to $10,000, for a term of 60 days from the execution of the placement agent agreement. The Company agreed to pay a cash fee equal to 7.0% of the gross amount of cash proceeds received by the Company from investors introduced by the third party directly to the Company (the “Financing Proceeds”), payable within 7 business days following receipt of proceeds from any investors introduced by the third party. In addition, the Company agreed to issue a number of shares of common stock equal to 3.0% of the Financing Proceeds divided by 4.50 upon the closing of the Merger. The Company made cash payments in an aggregate amount equal to $123 in connection with the receipt of the Financing Proceeds and issued 11,666 shares of common stock upon the closing of the Merger. The Company capitalized the cash fee and the fair value of the shares issued as a debt discount and amortized using the effective interest method over the term of the loans. (See Note 8).

Marketing Services Agreement

On February 9, 2024, AAC entered into a marketing services agreement with a third party to promote investor engagement, pursuant to which AAC agreed to pay the third party in shares of the Company’s common stock with a value of $300 upon the Closing of the Merger. In connection with the Closing of the Merger, the Company issued 30,706 shares of the Company’s common stock to the third party.

Merger Consideration

The following table reconciles the elements of the Merger to the condensed consolidated statement of cash flows and the consolidated statement of changes in equity. Upon the Closing of the Merger, the Company assumed liabilities of $8,159 from AAC, which was comprised of $223 of accounts payable, $1,987 of accrued expenses and other current liabilities, $2,619 of note payable – related party, and $3,330 of deferred legal fees.

March 28, 2024
Cash - AAC Trust (net of redemptions)	$20,283
Less: AAC costs paid at Closing	(7,317)
Less: Notes payable - related party paid at Closing	(330)
Net proceeds from the Merger	12,636
Less: Liabilities obtained from AAC	(8,159)
Merger consideration	$4,477

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was as follows:

Share Ownership
Legacy Zapata equityholders	17,696,425
AAC public shareholders	1,846,206
AAC Sponsor shares	5,750,000
Senior Secured Note holders	3,257,876
Additional Shares issued pursuant to the Forward Purchase Agreement	500,000
Capital markets advisors	42,372
Total shares of common stock immediately after the Merger	29,092,879